Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
12-month period ending June 30,	Amount
2027	$776,368
2028	803,171
2029	663,946
2030	577,058
2031	415,057
2032 and thereafter	3,030,045
Total	$6,265,645

Long-Term Purchase Commitment [Table Text Block]
12-month period ending June 30,	Amount (in billions of U.S. dollars)
2027	$0.4
2028	0.5
2029	0.6
2030	0.3
Total	$1.8